Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

The following table shows transactions with our affiliates which are reflected in our consolidated statements of operations for the three months ended March 31, 2017 and 2016 (in millions):

	Three Months Ended
	March 31,
	2017	2016
Gathering and processing revenues at CEQP and CMLP	$0.5	$0.7

Gathering and processing costs of product/services sold at CEQP and CMLP(1)	$4.1	$4.3

Operations and maintenance expenses at CEQP and CMLP(2)	$4.7	$0.7

General and administrative expenses charged by CEQP to CMLP, net(3)	$5.5	$3.7

General and administrative expenses at CEQP charged to (from) Crestwood Holdings, net(4)	$(0.8)	$0.1

(1)	Represents natural gas purchases from Sabine.
(2)	Includes $2.6 million, $0.9 million and $1.2 million of operations and maintenance expenses charged to Stagecoach Gas, Tres Palacios and Crestwood Permian, respectively, in accordance with their respective operating agreements with us for the three months ended March 31, 2017. During the three months ended March 31, 2016, we charged Tres Palacios $0.7 million of operations and maintenance expenses in accordance with its operating agreement with us.
(3)	Includes $6.3 million and $4.5 million of net unit-based compensation charges allocated from CEQP to CMLP for the three months ended March 31, 2017 and 2016. In addition, CMLP shares common management, general and administrative and overhead costs with CEQP. During both the three months ended March 31, 2017 and 2016, CMLP allocated $0.8 million of general and administrative costs to CEQP.
(4)	Includes $1.0 million and less than $0.1 million unit-based compensation charges allocated from Crestwood Holdings to CEQP and CMLP during the three months ended March 31, 2017 and 2016 .

The following table shows revenues, costs of product/services sold, general and administrative expenses and reimbursement of expenses from our affiliates for the years December 31, 2016, 2015 and 2014 (in millions):

	Year Ended December 31,
	2016	2015	2014
Gathering and processing revenues at CEQP and CMLP	$2.6	$3.9	$3.0

Gathering and processing costs of product/services sold at CEQP and CMLP(1)	$17.7	$28.9	$42.2

Operations and maintenance expenses charged at CEQP and CMLP	$7.7	$2.8	$0.2

General and administrative expenses charged by CEQP to CMLP, net(2)	$13.0	$49.5	$63.6

General and administrative expenses at CEQP charged to (from) Crestwood Holdings, net(3)	$(2.2)	$0.4	$0.5

(1)	Represents natural gas purchases from Sabine Oil and Gas.
(2)	Includes $16.0 million, $10.0 million and $6.9 million of net unit-based compensation charges allocated from CEQP to CMLP for the years ended December 31, 2016, 2015 and 2014. In addition, includes $3.0 million and $0.8 million of CMLP’s general and administrative costs allocated to CEQP.
(3)	Includes $3.2 million and $0.1 million unit-based compensation charges allocated from Crestwood Holdings to CEQP and CMLP during the years ended December 31, 2016 and 2015.

Schedule of Related Party Receivables and Payables

The following table shows accounts receivable and accounts payable from our affiliates as of March 31, 2017 and December 31, 2016 (in millions):

	March 31, 2017	December 31, 2016
Accounts receivable at CEQP and CMLP	$7.8	$5.6

Accounts payable at CEQP	$2.5	$2.5

The following table shows accounts receivable and accounts payable from our affiliates as of December 31, 2016 and 2015 (in millions):

	CEQP		CMLP
	December 31,		December 31,
	2016	2015	2016	2015
Accounts receivable	$5.6	$5.2	$5.6	$5.2

Accounts payable	$2.5	$4.0	$—	$1.5